Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Contracted concessional assets	$ 8,155,418	$ 8,161,129
Investments carried under the equity method	116,614	139,925
Other receivables accounts	88,655	88,405
Derivative assets	1,099	3,182
Financial investments	89,754	91,587
Deferred tax assets	152,290	147,966
Total non-current assets	8,514,076	8,540,607
Current assets
Inventories	23,958	20,268
Trade receivables	258,087	242,008
Credits and other receivables	73,648	75,560
Trade and other receivables	331,735	317,568
Financial investments	200,084	218,577
Cash and cash equivalents	868,501	562,795
Total current assets	1,424,278	1,119,208
Total assets	9,938,354	9,659,815
Equity attributable to the Company
Share capital	10,667	10,160
Share premium	1,011,743	1,011,743
Capital reserve	881,745	889,057
Other reserves	96,641	73,797
Accumulated currency translation differences	(99,925)	(90,824)
Accumulated deficit	(373,489)	(385,457)
Non-controlling interest	213,499	206,380
Total equity	1,740,881	1,714,856
Non-current liabilities
Long-term corporate debt	970,077	695,085
Borrowings	3,862,068	3,351,780
Notes and bonds	1,063,200	718,129
Long-term project debt	4,925,268	4,069,909
Grants and other liabilities	1,229,767	1,658,867
Derivative liabilities	328,184	298,744
Deferred tax liabilities	260,923	248,996
Total non-current liabilities	7,714,219	6,971,601
Current liabilities
Short-term corporate debt	23,648	28,706
Borrowings	261,788	754,135
Notes and bonds	50,558	28,304
Short-term project debt	312,346	782,439
Trade payables and other current liabilities	92,557	128,062
Income and other tax payables	54,703	34,151
Total current liabilities	483,254	973,358
Total equity and liabilities	$ 9,938,354	$ 9,659,815